FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Deferred Day-1 Profit Or Loss [Line Items]
Balance at the beginning of the period	SFr 457	SFr 329	SFr 365	SFr 329	SFr 371
Profit / (loss) deferred on new transactions	53	187	65	240	116
(Profit) / loss recognized in the income statement	(248)	(53)	(66)	(301)	(119)
Foreign currency translation	13	(6)	(15)	7	(18)
Balance at the end of the period	SFr 274	SFr 457	SFr 349	SFr 274	SFr 349